Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Concentration of Risks [Line Items]
Cash and cash equivalents	¥ 26,047		¥ 64,269	$ 3,839
Customer Concentration Risk [Member] | One Major Clients [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	26.40%	48.80%
Customer Concentration Risk [Member] | Two Major Clients [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		11.00%
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	42.30%		39.30%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	20.50%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	17.80%		36.60%
Customer Concentration Risk [Member] | Customers Three [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	13.30%		20.50%
Customer Concentration Risk [Member] | Vendor One [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	22.44%	18.30%
Customer Concentration Risk [Member] | Vendor Two [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		15.60%
Customer Concentration Risk [Member] | Vendor Three [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		13.50%
Customer Concentration Risk [Member] | Suppliers One [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	51.33%
Customer Concentration Risk [Member] | Suppliers One [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage			22.60%